COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Future Minimum Lease Payments under Non-Cancelable Operating Leases

At December 31, 2016, future minimum payments under non-cancelable operating leases over each of the next five years and thereafter were as follows:

2017	$56,639
2018	48,420
2019	35,926
2020	21,650
2021	13,184
Thereafter	13,362

Total minimum payments	$189,181